Long-term Debt - Terms and Covenants (Details)	12 Months Ended
Dec. 31, 2013
(a) $100,000,000 senior secured loan agreement with ABN AMRO Bank
Debt Instrument [Line Items]
Amendments to Covenants

(a) $100,000,000 senior secured loan agreement with ABN AMRO Bank

For the waiver period commencing on June 28, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 120% during the waiver period and 140% thereafter.
(ii) The Market Value Adjusted Net Worth is permanently reduced to a minimum of $100,000,000.
(iii) The ratio of Total Debt to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and less than 0.65:1 thereafter.

The Company, during the waiver period commencing on June 28, 2013 and ending on April 1, 2014, may declare and pay quarterly dividends at a maximum amount of $0.15 per common share outstanding.

(b) $30,000,000 secured loan agreement with Unicredit Bank
Debt Instrument [Line Items]
Amendments to Covenants

(b) $30,000,000 secured loan agreement with Unicredit Bank

For the waiver period commencing on June 27, 2013 and ending on January 1, 2014, the Company agreed to the following amendments in the asset cover ratio and one of the financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 110% during the waiver period and 120% thereafter.
(ii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and less than 0.65:1 thereafter.

(c) Two $22,000,000 secured loan agreements with Credit Suisse
Debt Instrument [Line Items]
Amendments to Covenants

(c) Two $22,000,000 secured loan agreements with Credit Suisse

For the waiver period commencing on March 31, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in certain financial covenants, calculated on a consolidated basis:

(i) The Market Value Adjusted Net Worth shall not be less than $100,000,000 during the waiver period and $150,000,000 thereafter.
(ii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and less than 0.65:1 thereafter.

(d) $30,250,000 secured loan agreement with Commerzbank
Debt Instrument [Line Items]
Amendments to Covenants

(d) $30,250,000 secured loan agreement with Commerzbank

For the waiver period, as defined below, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 118%, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) April 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and 133% thereafter.
(ii) The Net Worth shall not be less than $50,000,000, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) July 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and $150,000,000 thereafter.
(iii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) July 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and less than 0.65:1 thereafter.

In consideration for the amendment of the loan agreement, the Company agreed to pay waiver fees.

(e) $25,000,000 loan agreement with ABN AMRO Bank
Debt Instrument [Line Items]
Amendments to Covenants

(e) $25,000,000 loan agreement with ABN AMRO Bank

For the waiver period commencing on June 28, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 110% during the waiver period and 140% thereafter.
(ii) The Market Value Adjusted Net Worth is permanently reduced to a minimum of $100,000,000.
(iii) The ratio of Total Debt to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and less than 0.65:1 thereafter.

The Company, during the waiver period commencing on June 28, 2013 and ending on April 1, 2014, may declare and pay quarterly dividends at a maximum amount of $0.15 per common share outstanding.